Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 4, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000836487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 4, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

SMALL COMPANY GROWTH PORTFOLIO (Prospectus Summary): | SMALL COMPANY GROWTH PORTFOLIO
Small Company Growth Portfolio

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Growth Portfolios

Focus Growth Portfolio
Global Discovery Portfolio
Growth Portfolio (formerly Capital Growth Portfolio)
Small Company Growth Portfolio

The second sentence of the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Small Company Growth Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.
Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
SMALL COMPANY GROWTH PORTFOLIO (Prospectus Summary): | SMALL COMPANY GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Small Company Growth Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Growth Portfolios

Focus Growth Portfolio
Global Discovery Portfolio
Growth Portfolio (formerly Capital Growth Portfolio)
Small Company Growth Portfolio

Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the sixth paragraph in the section of the Prospectus titled "Portfolio Summary—Small Company Growth Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.
SupplementClosingTextBlock	ck0000836487_Supplementclosingtextblock	Please retain this supplement for future reference.
SMALL COMPANY GROWTH PORTFOLIO | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSSGX
SMALL COMPANY GROWTH PORTFOLIO | CLASS P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSSMX

GROWTH PORTFOLIO (Prospectus Summary): | GROWTH PORTFOLIO
Growth Portfolio

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Growth Portfolios

Focus Growth Portfolio
Global Discovery Portfolio
Growth Portfolio (formerly Capital Growth Portfolio)
Small Company Growth Portfolio

The second sentence of the fifth paragraph in the section of the Prospectus titled "Portfolio Summary—Growth Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.
Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
GROWTH PORTFOLIO (Prospectus Summary): | GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Growth Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Growth Portfolios

Focus Growth Portfolio
Global Discovery Portfolio
Growth Portfolio (formerly Capital Growth Portfolio)
Small Company Growth Portfolio

Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the fifth paragraph in the section of the Prospectus titled "Portfolio Summary—Growth Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.
SupplementClosingTextBlock	ck0000836487_Supplementclosingtextblock	Please retain this supplement for future reference.
GROWTH PORTFOLIO | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSEQX
GROWTH PORTFOLIO | CLASS P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSEGX

FOCUS GROWTH PORTFOLIO (Prospectus Summary): | FOCUS GROWTH PORTFOLIO
Focus Growth Portfolio

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Growth Portfolios

Focus Growth Portfolio
Global Discovery Portfolio
Growth Portfolio (formerly Capital Growth Portfolio)
Small Company Growth Portfolio

The second sentence of the fifth paragraph in the section of the Prospectus titled "Portfolio Summary—Focus Growth Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.
Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
FOCUS GROWTH PORTFOLIO (Prospectus Summary): | FOCUS GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focus Growth Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Growth Portfolios

Focus Growth Portfolio
Global Discovery Portfolio
Growth Portfolio (formerly Capital Growth Portfolio)
Small Company Growth Portfolio

Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the fifth paragraph in the section of the Prospectus titled "Portfolio Summary—Focus Growth Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.
SupplementClosingTextBlock	ck0000836487_Supplementclosingtextblock	Please retain this supplement for future reference.
FOCUS GROWTH PORTFOLIO | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSAGX
FOCUS GROWTH PORTFOLIO | CLASS P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAEBX

International Opportunity Portfolio (Prospectus Summary): | International Opportunity Portfolio
International Opportunity Portfolio

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Opportunity Portfolios

Global Opportunity Portfolio (formerly Global Growth Portfolio)
International Opportunity Portfolio
Opportunity Portfolio (formerly Equity Growth Portfolio)

The second sentence of the fourth paragraph in the section of the Prospectus titled "Portfolio Summary—International Opportunity Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, CFDs and structured investments, and other related instruments and techniques.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
International Opportunity Portfolio (Prospectus Summary): | International Opportunity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	International Opportunity Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Opportunity Portfolios

Global Opportunity Portfolio (formerly Global Growth Portfolio)
International Opportunity Portfolio
Opportunity Portfolio (formerly Equity Growth Portfolio)

Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the fourth paragraph in the section of the Prospectus titled "Portfolio Summary—International Opportunity Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, CFDs and structured investments, and other related instruments and techniques.

SupplementClosingTextBlock	ck0000836487_Supplementclosingtextblock	Please retain this supplement for future reference.

Advantage Portfolio (Prospectus Summary): | Advantage Portfolio
Advantage Portfolio

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Advantage Portfolios

Advantage Portfolio
Global Advantage Portfolio
International Advantage Portfolio

The second sentence of the fourth paragraph in the section of the Prospectus titled "Portfolio Summary—Advantage Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.
Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Advantage Portfolio (Prospectus Summary): | Advantage Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Advantage Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Advantage Portfolios

Advantage Portfolio
Global Advantage Portfolio
International Advantage Portfolio

Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the fourth paragraph in the section of the Prospectus titled "Portfolio Summary—Advantage Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.
SupplementClosingTextBlock	ck0000836487_Supplementclosingtextblock	Please retain this supplement for future reference.

Opportunity Portfolio (Prospectus Summary): | Opportunity Portfolio
Opportunity Portfolio

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Opportunity Portfolios

Global Opportunity Portfolio (formerly Global Growth Portfolio)
International Opportunity Portfolio
Opportunity Portfolio (formerly Equity Growth Portfolio)

The second sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Opportunity Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.
Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Opportunity Portfolio (Prospectus Summary): | Opportunity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Opportunity Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Opportunity Portfolios

Global Opportunity Portfolio (formerly Global Growth Portfolio)
International Opportunity Portfolio
Opportunity Portfolio (formerly Equity Growth Portfolio)

Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Opportunity Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.
SupplementClosingTextBlock	ck0000836487_Supplementclosingtextblock	Please retain this supplement for future reference.

Global Opportunity Portfolio (Prospectus Summary): | Global Opportunity Portfolio
Global Opportunity Portfolio

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Opportunity Portfolios

Global Opportunity Portfolio (formerly Global Growth Portfolio)
International Opportunity Portfolio
Opportunity Portfolio (formerly Equity Growth Portfolio)

The second sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Global Opportunity Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference ("CFDs") and structured investments, and other related instruments and techniques.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Global Opportunity Portfolio (Prospectus Summary): | Global Opportunity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global Opportunity Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Opportunity Portfolios

Global Opportunity Portfolio (formerly Global Growth Portfolio)
International Opportunity Portfolio
Opportunity Portfolio (formerly Equity Growth Portfolio)

Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Global Opportunity Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference ("CFDs") and structured investments, and other related instruments and techniques.

SupplementClosingTextBlock	ck0000836487_Supplementclosingtextblock	Please retain this supplement for future reference.

Global Advantage Portfolio (Prospectus Summary): | Global Advantage Portfolio
Global Advantage Portfolio

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Advantage Portfolios

Advantage Portfolio
Global Advantage Portfolio
International Advantage Portfolio

The second sentence of the fifth paragraph in the section of the Prospectus titled "Portfolio Summary—Global Advantage Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference ("CFDs") and structured investments, and other related instruments and techniques.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Global Advantage Portfolio (Prospectus Summary): | Global Advantage Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global Advantage Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Advantage Portfolios

Advantage Portfolio
Global Advantage Portfolio
International Advantage Portfolio

Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the fifth paragraph in the section of the Prospectus titled "Portfolio Summary—Global Advantage Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference ("CFDs") and structured investments, and other related instruments and techniques.

SupplementClosingTextBlock	ck0000836487_Supplementclosingtextblock	Please retain this supplement for future reference.

Global Discovery Portfolio (Prospectus Summary): | Global Discovery Portfolio
Global Discovery Portfolio

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Growth Portfolios

Focus Growth Portfolio
Global Discovery Portfolio
Growth Portfolio (formerly Capital Growth Portfolio)
Small Company Growth Portfolio

The second sentence of the fifth paragraph in the section of the Prospectus titled "Portfolio Summary—Global Discovery Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, contracts for difference ("CFDs") and structured investments, and other related instruments and techniques.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Global Discovery Portfolio (Prospectus Summary): | Global Discovery Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global Discovery Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Growth Portfolios

Focus Growth Portfolio
Global Discovery Portfolio
Growth Portfolio (formerly Capital Growth Portfolio)
Small Company Growth Portfolio

Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the fifth paragraph in the section of the Prospectus titled "Portfolio Summary—Global Discovery Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, contracts for difference ("CFDs") and structured investments, and other related instruments and techniques.

SupplementClosingTextBlock	ck0000836487_Supplementclosingtextblock	Please retain this supplement for future reference.

International Advantage Portfolio (Prospectus Summary): | International Advantage Portfolio
International Advantage Portfolio

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Advantage Portfolios

Advantage Portfolio
Global Advantage Portfolio
International Advantage Portfolio

The second sentence of the fourth paragraph in the section of the Prospectus titled "Portfolio Summary—International Advantage Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, CFDs and structured investments, and other related instruments and techniques.

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
International Advantage Portfolio (Prospectus Summary): | International Advantage Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	International Advantage Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Advantage Portfolios

Advantage Portfolio
Global Advantage Portfolio
International Advantage Portfolio

Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the fourth paragraph in the section of the Prospectus titled "Portfolio Summary—International Advantage Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, CFDs and structured investments, and other related instruments and techniques.

SupplementClosingTextBlock	ck0000836487_Supplementclosingtextblock	Please retain this supplement for future reference.